Sales and marketing expenses and General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Disclosure Of Additional Information About Sales And Marketing Expenses And General And Administrative Expenses Explanatory [Table Text Block]
Sales and marketing expenses and General and administrative expense are comprised of the following:

Sales and marketing expenses	2025	2024	2023
Salaries and wages (i)	21,089	18,130	13,344
Marketing expenses (ii)	5,368	3,496	3,776
Total	26,457	21,626	17,120

General and administrative expenses	2025	2024	2023
Salaries and wages (iii)	64,244	54,931	36,727
Third-party services (iv)	24,260	22,600	18,500
Other operating expenses (v)	30,269	23,694	15,341
Total	118,773	101,225	70,568
(i)Represents salaries and wages related to FTEs the Group’s Sales and marketing department. For further detail on total salaries and wages refer to Note 9. Employee Benefits.
(ii)Represents expenses related to trade marketing events, the distribution and production of marketing and advertising campaigns mostly related to public relations expenses, third-party sales commissions, and online performance marketing.
(iii)Represents salaries and wages related to administrative FTEs. For further detail on total salaries and wages refer to Note 9. Employee Benefits.
(iv)Includes Advisors’ fees, Legal fees, Auditors’ fees and Human resources’ fees.
(v)Includes office rent and related expenses, amortization of right-of-use assets, intangible assets and depreciation of property, plant and equipment, taxes, travel and other expenses.